PORTFOLIO MANAGER'S LETTER
FIRST INVESTORS HIGH YIELD FUND, INC.

Dear Investor:

The current economic expansion extended to its fifth year in 1996. The economy grew by 3.4% during the year with the core rate of consumer price inflation increasing 2.6%, its slowest pace since the mid-1960's. The combination of moderate growth and low inflation provided a positive background for the financial markets. The broad stock market averages made new highs during 1996 while long-term interest rates moved somewhat higher during the year. Besides the economy, the markets benefited from strong demand for U.S. securities. Individual investors bought a record amount of stock mutual funds, while foreign investors bought a record amount of U.S. Treasury bonds.

1996 was a year of incredible activity in fixed income markets and for high yield bonds in particular. The net result was positive for the high yield market and the First Investors High Yield Fund. Junk bond market returns of 13.7% and 12.4% as measured by the Lipper Analytical Services average of fund returns and Credit Suisse First Boston, respectively, were sharply higher than the 0.1% total return for ten year Treasury notes. Buoyant capital markets, led by rising equity valuations, created an environment in which credit sensitive bonds as a group, especially junk bonds, outperformed Treasury securities of equivalent maturities. Investors who observed this profit potential and who were willing to assume the credit risk inherent in high yield issuers responded by directing tens of billions of dollars into the high yield bond market. In spite of record new issuance, there has still been market wide competition for new investments. High yield issuers thus had more flexibility with which to bolster liquidity, implement growth plans, reduce their costs of capital and improve their credit strength. The greatest benefit of this flexibility generally accrued to the lowest rated companies in the junk bond pecking order - weak single B or split rated single B/CCC+ - companies with the least room for error. Consequently, many of those bonds outperformed higher quality issuers, which tended to be more affected by rising interest rates.

During 1996, First Investors High Yield Fund Class A shares returned on a net asset value basis 13.4% compared with 13.7% for the average of all high yield funds as measured by Lipper Analytical Services, Inc. Class B shares returned 12.4%. Our strategy has been to emphasize companies with managements intent on - and capable of - paying their obligations and improving their credit ratings. As noted above, the best relative performance in 1996 often came from companies employing much more aggressive and risky financial and operating strategies. Nevertheless, the Fund had several investments which exceeded market expectations and delivered exceptional performance such as: WCI Steel, Garden State News, Monarch Marking, Lamar Advertising, Gulf Canada, Outdoor Systems, Synthetic Industries and Moran Transportation. A few of these are no longer held because the companies bought back their bonds at above market prices that we simply could not refuse. The Fund has a material investment in Bell Cablemedia and Videotron Holdings because of their strong location and strategy. They have become a major force in Cable TV and deregulated telephone service in Great Britain. Their bonds have appreciated because these companies are being acquired by a much larger investment grade U.K. company. A low concentration in gaming slowed performance in the first half of 1996 and enhanced it later in the year

FIRST INVESTORS HIGH YIELD FUND, INC.

as investors realized that the industry's expansion phase was ending and more intense competition was beginning. The market wide default rate declined from 3.1% in 1995 to 1.4% in 1996; however, the Fund experienced no defaults. We elected to sell at moderate discounts a few holdings where credit deterioration appeared likely.

Investors who buy bond funds -- whether for income or total return -- should be aware that the value of their investment fluctuates as interest rates change. For example, a 1% increase in yield on a ten year bond results in roughly a 7% decrease in that bond's price. In each of the last five years, ten year Treasury bond yields have moved more than 1%. In addition, the value of a fund can fluctuate based on changes in the credit quality of the bonds which it holds. In particular, high yield funds invest in lower-rated debt obligations which are more sensitive than higher-rated investments to adverse economic changes or individual corporate developments, and thus can be subject to a higher incidence of default. Investors should be aware of these risks and recognize that successful investing generally requires a long-term commitment to the market.

As 1997 begins, it is important to recognize that high yield bonds are very much intertwined with valuations that prevail throughout the capital markets. This means that the health of the equity market is every bit as important as the direction of interest rates in understanding the overall direction of our market. We do not rely on yield declines to continue to drive portfolio appreciation as in the last couple of years. Instead, we emphasize basic "blocking and tackling" - investment research that perceives big picture industry trends, identifies management capability, and locks in on strategies and business plans that will work for bondholders. This will be key in delivering value - superior yield that compensates the Fund for the higher risks assumed by investing in the junk bond market.

Looking forward, the factors that benefited the markets in 1996 appear likely to continue in 1997: moderate growth, low inflation, and strong demand for financial assets. A significant risk to the market is that inflation may increase due to the length of the economic expansion. This could lead the Federal Reserve to raise interest rates, hurting both the bond and stock markets. On the other hand, the markets may be positively surprised by legislation from the President and Congress to eliminate the federal budget deficit. We will continue to be alert to events that may affect the value of your investments.

As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

         [SIG]

George V. Ganter
Vice President
  and Portfolio Manager

January 31, 1997

CUMULATIVE PERFORMANCE INFORMATION
FIRST INVESTORS HIGH YIELD FUND, INC.

Comparison of change in value of $10,000 investment in the First Investors High Yield Fund, Inc. (Class A shares) and the First Boston High Yield Index.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AS OF DECEMBER 31, 1996
                                        High Yield Fund  First Boston High Yield Index
Jan-87                                        $9,375.00                     $10,000.00
Dec-87                                             9263                          12319
Dec-88                                            10431                          14001
Dec-89                                             9589                          14054
Dec-90                                             7956                          13157
Dec-91                                            10782                          18914
Dec-92                                            12824                          22065
Dec-93                                            14998                          26237
Dec-94                                            15057                          25983
Dec-95                                            17832                          30498
Dec-96                                            20213                          34286
                           Average Annual Total Return*
                                            N.A.V. Only                         S.E.C.    Standardized
Class A shares
One Year                                         13.35%                                          6.23%
Five Years                                       13.39%                                         11.92%
Ten Years                                         7.99%                                          7.29%
S.E.C. 30-Day Yield                                                              6.67%
Class B shares
One Year                                         12.41%                                          7.88%
Since Inception                                  15.13%                                         12.79%
S.E.C. 30-Day Yield                                                              6.43%

THE GRAPH COMPARES A $10,000 INVESTMENT IN THE FIRST INVESTORS HIGH YIELD FUND, INC. (CLASS A SHARES) BEGINNING 1/1/87 WITH A THEORETICAL INVESTMENT IN THE FIRST BOSTON HIGH YIELD INDEX. THE FIRST BOSTON HIGH YIELD INDEX IS DESIGNED TO MEASURE THE PERFORMANCE OF THE HIGH YIELD BOND MARKET. THE INDEX CONSISTS OF 852 DIFFERENT ISSUES, 706 OF WHICH ARE CASH PAY, 127 ARE ZERO-COUPON, 9 ARE STEP BONDS, 1 IS A PAYMENT-IN-KIND BOND AND THE REMAINING 9 ARE IN DEFAULT. THE BONDS INCLUDED IN THE INDEX HAVE AN AVERAGE LIFE OF 7.8 YEARS, AN AVERAGE MATURITY OF
7.8 YEARS, AN AVERAGE DURATION OF 4.2 YEARS AND AN AVERAGE COUPON OF 10.6%. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THIS INDEX. IN ADDITION, THE INDEX DOES NOT TAKE INTO ACCOUNT FEES AND EXPENSES. FOR PURPOSES OF THE GRAPH AND THE ACCOMPANYING TABLE, UNLESS OTHERWISE INDICATED, IT HAS BEEN ASSUMED THAT THE MAXIMUM SALES CHARGE WAS DEDUCTED FROM THE INITIAL $10,000 INVESTMENT IN THE FUND AND ALL DIVIDENDS AND DISTRIBUTIONS WERE REINVESTED. CLASS B SHARES PERFORMANCE MAY BE GREATER THAN OR LESS THAN THAT SHOWN IN THE LINE GRAPH ABOVE BASED ON DIFFERENCES IN SALES LOADS AND FEES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.
* AVERAGE ANNUAL TOTAL RETURN FIGURES (FOR THE PERIOD ENDED 12/31/96) INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. "N.A.V. ONLY" RETURNS ARE CALCULATED WITHOUT SALES CHARGES. THE CLASS A "S.E.C. STANDARDIZED" RETURNS SHOWN ARE BASED ON THE MAXIMUM SALES CHARGE OF 6.25% (PRIOR TO 7/1/93 AND 12/29/89, THE MAXIMUM SALES CHARGES WERE 6.9% AND 8.5%, RESPECTIVELY). THE CLASS B "S.E.C. STANDARDIZED" RETURNS ARE ADJUSTED FOR THE APPLICABLE DEFERRED SALES CHARGE (MAXIMUM OF 4% IN THE FIRST YEAR). SOME OR ALL OF THE EXPENSES OF THE FUND WERE WAIVED OR ASSUMED. IF SUCH EXPENSES HAD BEEN PAID BY THE FUND, THE CLASS A SHARES "S.E.C. STANDARDIZED" AVERAGE ANNUAL TOTAL RETURN FOR ONE YEAR, FIVE YEARS AND TEN YEARS WOULD HAVE BEEN 5.99%, 11.80% AND 7.20%, RESPECTIVELY, AND THE S.E.C. 30-DAY YIELD FOR DECEMBER 1996 WOULD HAVE BEEN 6.53%. THE CLASS B SHARES "S.E.C. STANDARDIZED" AVERAGE ANNUAL TOTAL RETURN FOR ONE YEAR AND SINCE INCEPTION WOULD HAVE BEEN 7.63% AND 12.55%, RESPECTIVELY, AND THE S.E.C. 30-DAY YIELD FOR DECEMBER 1996 WOULD HAVE BEEN 6.28%. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THE UNUSUALLY HIGH CURRENT YIELDS OFFERED REFLECT THE SUBSTANTIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH YIELD BONDS. THE ISSUERS OF THE BONDS PAY HIGHER INTEREST RATES BECAUSE THEY HAVE A GREATER LIKELIHOOD OF FINANCIAL DIFFICULTY, WHICH COULD RESULT IN THEIR INABILITY TO REPAY THE BONDS FULLY WHEN DUE. PRICES OF HIGH YIELD BONDS ARE ALSO SUBJECT TO GREATER FLUCTUATIONS. THE FUND WAS CLOSED TO NEW INVESTMENTS FROM 11/9/90 TO 7/27/92. FIRST BOSTON HIGH YIELD INDEX FIGURES FROM CS FIRST BOSTON AND ALL OTHER FIGURES FROM FIRST INVESTORS MANAGEMENT COMPANY, INC.

PORTFOLIO COMPOSITION
FIRST INVESTORS HIGH YIELD FUND, INC.

The dollar weighted average of credit ratings of all bonds held by the Fund during the 1996 fiscal year and the dollar weighted average of the total of the Fund's investments in zero coupon bonds and pay-in-kind bonds during the 1996 fiscal year, computed on a monthly basis, is set forth below. This information reflects the average composition of the Fund's assets during the 1996 fiscal year and is not necessarily representative of the Fund as of the end of its 1996 fiscal year, the current fiscal year or at any other time in the future.

----------------------------------------------------------------------------------
                                                            Comparable Quality
                                     Rated by             of Unrated Securities
                                     Moody's            to Bonds Rated by Moody's
----------------------------------------------------------------------------------
A1                                    0.01%                       0.00%
A2                                     0.12                        0.00
Baa2                                   1.08                        0.00
Baa3                                   0.50                        0.00
Ba1                                    0.60                        0.00
Ba2                                    3.48                        0.13
Ba3                                   15.20                        0.18
B1                                    20.51                        0.13
B2                                    23.75                        0.21
B3                                    17.50                        0.29
Caa                                    2.33                        1.64
Ca                                     0.01                        0.13
----------------------------------------------------------------------------------

Zero Coupon Bonds    14.13%
Pay-in-kind Bonds        .19%

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS HIGH YIELD FUND, INC.
December 31, 1996

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
                                                                                 FOR EACH
  PRINCIPAL                                                                    $10,000 OF
     AMOUNT   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              CORPORATE BONDS--85.7%
              AEROSPACE/DEFENSE--2.3%
$     3,000M  K & F Industries, Inc., 10.375%, 2004              $  3,165,000     $   154
      1,400M  Moog, Inc., 10%, 2006                                 1,473,500          72
-----------------------------------------------------------------------------------------
                                                                    4,638,500         226
-----------------------------------------------------------------------------------------
              APPAREL/TEXTILES--1.5%
      3,000M  Westpoint Stevens, Inc., 9.375%, 2005                 3,067,500         149
-----------------------------------------------------------------------------------------
              AUTOMOTIVE--4.3%
      1,500M  Aftermarket Technology Corp., 12%, 2004               1,676,250          82
      1,100M  Lear Seating, Inc., 11.25%, 2000                      1,128,875          55
      1,185M  Safelite Glass Corp., 9.875%, 2006 (Note 4)           1,214,625          59
      2,450M  SPX Corp., 11.75%, 2002                               2,737,875         133
      2,000M  Walbro Corp., 9.875%, 2005                            2,050,000         100
-----------------------------------------------------------------------------------------
                                                                    8,807,625         429
-----------------------------------------------------------------------------------------
              BUILDING MATERIALS--2.1%
      2,500M  ISP Holdings, Inc., 9.75%, 2002 (Note 4)              2,612,500         127
      1,600M  Waxman USA Inc., 11.125%, 2001                        1,600,000          78
-----------------------------------------------------------------------------------------
                                                                    4,212,500         205
-----------------------------------------------------------------------------------------
              CHEMICALS--5.2%
      3,000M  Harris Chemical North America, Inc., 10.25%, 2001     3,127,500         152
      1,700M  Harris Chemical North America, Inc., 10.75%, 2003     1,763,750          86
      2,800M  Rexene Corp., 11.75%, 2004                            3,108,000         151
      2,500M  Synthetic Industries, Inc., 12.75%, 2002              2,756,250         134
-----------------------------------------------------------------------------------------
                                                                   10,755,500         523
-----------------------------------------------------------------------------------------
              CONSUMER NON-DURABLES--1.0%
      1,900M  Hines Horticulture, Inc., 11.75%, 2005                2,023,500          98
-----------------------------------------------------------------------------------------
              CONSUMER PRODUCTS--3.5%
      2,500M  Herff Jones, Inc., 11%, 2005                          2,675,000         130
      5,500M  Semi-Tech Corp., 0%-11.50%, 2003                      3,547,500         173
      1,000M  William Carter Co., 10.375%, 2006 (Note 4)            1,050,000          51
-----------------------------------------------------------------------------------------
                                                                    7,272,500         354
-----------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS HIGH YIELD FUND, INC.
December 31, 1996

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
                                                                                 FOR EACH
  PRINCIPAL                                                                    $10,000 OF
     AMOUNT   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              CONTAINERS/PACKAGING--4.9%
$     5,400M  Owens Illinois, Inc., 11%, 2003                    $  6,021,000     $   293
      1,850M  Radnor Holdings, 10%, 2003 (Note 4)                   1,877,750          91
      2,000M  U.S. Can Corp., 10.125%, 2006 (Note 4)                2,100,000         102
-----------------------------------------------------------------------------------------
                                                                    9,998,750         486
-----------------------------------------------------------------------------------------
              DURABLE GOODS MANUFACTURING--2.6%
        750M  Amtrol Acquisition, Inc., 10.625%, 2006 (Note 4)        772,500          38
      2,445M  Fairfield Manufacturing, Inc., 11.375%, 2001          2,555,025         124
      2,500M  RACI Acquisition Corp., 10%, 2003 (Note 4)            2,106,250         102
-----------------------------------------------------------------------------------------
                                                                    5,433,775         264
-----------------------------------------------------------------------------------------
              ELECTRICAL EQUIPMENT--.2%
        450M  Thermadyne Industries, Inc., 10.25%, 2002               462,375          23
-----------------------------------------------------------------------------------------
              ENERGY--2.3%
      1,500M  Giant Industries, Inc., 9.75%, 2003                   1,560,000          76
      3,052M  Maxus Energy Corp., 11.50%, 2015                      3,200,785         156
-----------------------------------------------------------------------------------------
                                                                    4,760,785         232
-----------------------------------------------------------------------------------------
              ENERGY EXPLORATION/PRODUCTS--1.6%
      3,000M  Gulf Canada Resources, Ltd., 9.625%, 2005             3,240,000         158
-----------------------------------------------------------------------------------------
              FINANCIAL--.7%
      1,300M  Terra Nova Holdings, PLC, 10.75%, 2005                1,469,000          71
-----------------------------------------------------------------------------------------
              FOOD/BEVERAGE/TOBACCO--3.8%
        550M  Delta Beverage Group, Inc., 9.75%, 2003 (Note 4)        565,125          28
      2,000M  International Home Food, Inc., 10.375%, 2006
                (Note 4)                                            2,060,000         100
      2,500M  TLC Beatrice International Holdings, Inc.,
                11.50%, 2005                                        2,656,250         129
      2,350M  Van de Kamps, 12%, 2005                               2,596,750         126
-----------------------------------------------------------------------------------------
                                                                    7,878,125         383
-----------------------------------------------------------------------------------------
              GAMING/LODGING--2.6%
      2,400M  Casino America, Inc., 12.50%, 2003                    2,256,000         110
        750M  Grand Casinos, Inc., 10.125%, 2003                      757,500          37
        800M  Player's International, Inc., 10.875%, 2005             792,000          39
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
                                                                                 FOR EACH
  PRINCIPAL                                                                    $10,000 OF
     AMOUNT   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              GAMING/LODGING (continued)
$     1,000M  Prime Hospitality Corp., 9.25%, 2006               $  1,012,500     $    49
      1,080M  SHRP Capital Corp., 11%, 2001                           431,944          21
-----------------------------------------------------------------------------------------
                                                                    5,249,944         256
-----------------------------------------------------------------------------------------
              HEALTHCARE--5.3%
      1,300M  Genesis Healthcare, Inc., 9.75%, 2005                 1,358,500          66
      1,600M  Integrated Health Services, Inc., 10.75%, 2004        1,700,000          83
      2,700M  Ornda Healthcorp., 12.25%, 2002                       2,889,000         141
      2,489M  Owens & Minor, Inc., 10.875%, 2006                    2,650,785         129
      2,000M  Tenet Healthcare Corporation, 10.125%, 2005           2,207,500         107
-----------------------------------------------------------------------------------------
                                                                   10,805,785         526
-----------------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY/OFFICE EQUIPMENT--.5%
      1,000M  Bell & Howell Co., 10.75%, 2002                       1,060,000          52
-----------------------------------------------------------------------------------------
              MEDIA/CABLE TELEVISION--14.9%
      1,000M  Allbritton Communications Corp., 9.75%, 2007            970,000          47
      4,000M  Bell Cablemedia, PLC, 0%-11.95%, 2004                 3,500,000         170
      2,000M  Century Communications Corp., 9.50%, 2005             2,055,000         100
      3,725M  Echostar Communications Corp., 0%-12.875%, 2004       3,063,812         149
      3,200M  Garden State Newspapers, Inc., 12%, 2004              3,488,000         170
      2,050M  Grupo Televisa, S.A., 11.875%, 2006                   2,265,250         110
      1,000M  Le Groupe Videotron, Ltee, 10.625%, 2005              1,100,000          54
      2,000M  Lenfest Communication, Inc., 10.50%, 2006             2,105,000         102
      3,700M  PanAmSat Capital Corp., 0%-11.375%, 2003              3,431,750         167
      2,000M  Rogers Cablesystems, Inc., 10%, 2005                  2,100,000         102
      2,000M  Rogers Communication Inc., 10.875%, 2004              2,105,000         102
      5,100M  Videotron Holdings, PLC., 0%-11.125%, 2004            4,386,000         213
-----------------------------------------------------------------------------------------
                                                                   30,569,812       1,486
-----------------------------------------------------------------------------------------
              MINING/METALS--5.2%
      2,755M  Carbide/Graphite Group, Inc., 11.50%, 2003            2,989,175         145
      2,500M  Commonwealth Aluminum, Inc., 10.75%, 2006 (Note
                4)                                                  2,587,500         126
-----------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS HIGH YIELD FUND, INC.
December 31, 1996

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
                                                                                 FOR EACH
  PRINCIPAL                                                                    $10,000 OF
     AMOUNT   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              MINING/METALS (continued)
$     2,000M  Renco Metals, Inc., 11.50%, 2003                   $  2,105,000     $   102
      3,200M  Wheeling-Pittsburgh Steel Corp., 9.375%, 2003         3,104,000         151
-----------------------------------------------------------------------------------------
                                                                   10,785,675         524
-----------------------------------------------------------------------------------------
              MISCELLANEOUS--3.5%
      1,700M  Allied Waste, North America, 10.25%, 2006 (Note
                4)                                                  1,785,000          87
      1,750M  Iron Mountain, Inc., 10.125%, 2006                    1,855,000          90
      3,000M  Monarch Marking Systems, Inc., 12.50%, 2003           3,450,000         168
-----------------------------------------------------------------------------------------
                                                                    7,090,000         345
-----------------------------------------------------------------------------------------
              PAPER/FOREST PRODUCTS--6.1%
      2,700M  Gaylord Container Corp., 11.50%, 2001                 2,862,000         139
      2,600M  S.D. Warren Co., Inc., 12%, 2004                      2,808,000         137
      2,750M  Stone Container Corp., 11.875%, 1998                  2,901,250         141
      4,000M  Stone Container Corp., 9.875%, 2001                   4,040,000         197
-----------------------------------------------------------------------------------------
                                                                   12,611,250         614
-----------------------------------------------------------------------------------------
              REAL ESTATE/CONSTRUCTION--1.2%
      2,350M  Continental Homes Holding Corp., 10%, 2006            2,426,375         118
-----------------------------------------------------------------------------------------
              TELECOMMUNICATIONS--7.0%
      3,750M  American Communication Services, Inc., 0%-13%,
                2005                                                2,212,500         108
      1,700M  Brooks Fiber Properties, Inc., 0%-10.875%, 2006       1,134,750          55
      1,750M  InterCel, Inc., 0%-12%, 2006                          1,120,000          55
      4,100M  InterCel, Inc., 0%-12%, 2006                          2,488,700         121
      6,525M  MFS Communications, Inc., 0%-9.375%, 2004             5,660,438         275
      1,800M  Paging Network, Inc., 10%, 2008 (Note 4)              1,829,250          89
-----------------------------------------------------------------------------------------
                                                                   14,445,638         703
-----------------------------------------------------------------------------------------
              TRANSPORTATION--3.4%
      3,550M  Eletson Holdings, Inc., 9.25%, 2003                   3,576,625         174
      1,350M  Moran Transportation Co., 11.75%, 2004                1,458,000          71
      2,050M  Trism, Inc., 10.75%, 2000                             1,952,625          95
-----------------------------------------------------------------------------------------
                                                                    6,987,250         340
-----------------------------------------------------------------------------------------
              TOTAL VALUE OF CORPORATE BONDS (cost
               $169,996,318)                                      176,052,164       8,565
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
     SHARES                                                                      FOR EACH
         OR                                                                    $10,000 OF
   WARRANTS   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              COMMON STOCKS--.4%
              ELECTRICAL EQUIPMENT--.1%
      6,481   *Thermadyne Holdings Corp.                         $    184,708     $     9
-----------------------------------------------------------------------------------------
              GAMING/LODGING--.0%
        287   *SHRP Equity, Inc.                                        1,148          --
-----------------------------------------------------------------------------------------
              MEDIA/CABLE TELEVISION--.1%
     12,623   *Echostar Communications - Class "A"                    277,706          13
-----------------------------------------------------------------------------------------
              PAPER/FOREST PRODUCTS--.1%
     46,061   *Gaylord Container Corp., Class "A"                     282,124          14
-----------------------------------------------------------------------------------------
              RETAIL - GENERAL MERCHANDISE--.1%
     55,160   *Barry's Jewelers, Inc.                                 124,111           6
-----------------------------------------------------------------------------------------
              TOTAL VALUE OF COMMON STOCKS (cost $1,577,686)          869,797          42
-----------------------------------------------------------------------------------------
              PREFERRED STOCKS--3.7%
              FINANCIAL--1.7%
     20,000   California Federal Bank, 10.625%, Series "B"          2,215,000         108
     40,800   Greater New York Savings Bank, 12%, Series "B"        1,326,000          64
-----------------------------------------------------------------------------------------
                                                                    3,541,000         172
-----------------------------------------------------------------------------------------
              MEDIA/CABLE TELEVISION--1.5%
     33,035   Cablevision Systems Corp., 11.125%                    2,956,633         144
-----------------------------------------------------------------------------------------
              PAPER/FOREST PRODUCTS--.5%
     30,200   S.D. Warren Co., Inc., 14%                            1,102,300          54
-----------------------------------------------------------------------------------------
              TOTAL VALUE OF PREFERRED STOCKS (cost $7,286,777)     7,599,933         370
-----------------------------------------------------------------------------------------
              WARRANTS--.3%
              GAMING/LODGING--.0%
     17,660   *President Riverboat Casinos, Inc. (expiring
                9/30/99)(Note 4)                                       17,660           1
-----------------------------------------------------------------------------------------
              PAPER/FOREST PRODUCTS--.1%
     11,029   *Gaylord Container Corp. (expiring 11/1/02)              68,241           3
     30,200   *S.D. Warren Co., Inc. (expiring 12/15/06)(Note
                4)                                                    151,000           7
-----------------------------------------------------------------------------------------
                                                                      219,241          10
-----------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS HIGH YIELD FUND, INC.
December 31, 1996

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
WARRANTS OR                                                                      FOR EACH
  PRINCIPAL                                                                    $10,000 OF
     AMOUNT   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              TELECOMMUNICATIONS--.2%
      3,750   *American Communication Services, Inc. (expiring
                11/1/05)(Note 4)                                 $    318,750     $    16
      5,600   *InterCel, Inc. (expiring 2/01/06)                       39,200           2
-----------------------------------------------------------------------------------------
                                                                      357,950          18
-----------------------------------------------------------------------------------------
              TOTAL VALUE OF WARRANTS (cost $118,685)                 594,851          29
-----------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--1.9%
$     4,000M  Federal Home Loan Bank Board, 6.02%, 1998 (cost
                $4,000,000)                                         3,994,824         194
-----------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--6.0%
      5,000M  Ford Motor Credit Company, 5.55%, 1/10/97             4,993,062         243
      2,000M  Laclede Gas Company, 5.60%, 1/21/97                   1,993,778          97
        500M  Texaco, Inc., 5.57%, 1/10/97                            499,275          24
      4,750M  Xerox Credit Corporation, 5.50%, 1/10/97              4,743,469         231
-----------------------------------------------------------------------------------------
              TOTAL VALUE OF SHORT-TERM CORPORATE NOTES (cost
               $12,229,584)                                        12,229,584         595
-----------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $195,209,050)            98.0%   201,341,153       9,795
OTHER ASSETS, LESS LIABILITIES                             2.0      4,206,468         205
-----------------------------------------------------------------------------------------
NET ASSETS                                               100.0%  $205,547,621     $10,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

* Non-income producing

                       See notes to financial statements

STATEMENT OF ASSETS AND LIABILITIES
FIRST INVESTORS HIGH YIELD FUND, INC.
December 31, 1996

---------------------------------------------------------
ASSETS
Investments in securities, at value
  (identified cost $195,209,050) (Note
  1A)..................................           $201,341,153
Cash...................................           2,314,548
Receivables:
  Interest.............................  $3,562,129
  Capital shares sold..................  288,268  3,850,397
                                         -------
Other assets...........................            59,061
                                                  -------
Total Assets...........................           207,565,159
LIABILITIES
Payables:
  Investment securities purchased......  1,061,437
  Cash portion of dividend payable
    January 15, 1997...................  465,964
  Capital shares redeemed..............  237,693
Accrued advisory fee...................  144,041
Accrued expenses.......................  108,403
                                         -------
Total Liabilities......................           2,017,538
                                                  -------
NET ASSETS (Note 6):
  Class A (37,334,569 shares
    outstanding).......................  201,633,652
  Class B (724,658 shares
    outstanding).......................  3,913,969 $205,547,621
                                         -------
                                                  -------
                                                  -------
NET ASSETS CONSIST OF:
Capital paid in........................           $591,645,281
Undistributed net investment income....           1,582,828
Accumulated net realized loss on
  investment transactions..............           (393,812,591)
Net unrealized appreciation in value of
  investments..........................           6,132,103
                                                  -------
Total..................................           $205,547,621
                                                  -------
                                                  -------
NET ASSET VALUE AND REDEMPTION PRICE
  PER SHARE - CLASS A..................           $  5.40
                                                  -------
                                                  -------
MAXIMUM OFFERING PRICE PER
  SHARE - CLASS A ($5.40/.9375)........           $  5.76
                                                  -------
                                                  -------
NET ASSET VALUE AND OFFERING PRICE PER
  SHARE - CLASS B......................           $  5.40
                                                  -------
                                                  -------

                       See notes to financial statements

STATEMENT OF OPERATIONS
FIRST INVESTORS HIGH YIELD FUND, INC.
Year Ended December 31, 1996

---------------------------------------------------------
INVESTMENT INCOME
Income:
  Interest.............................  $19,126,365
  Dividends (Note 1E)..................  623,639
  Consent fees.........................  311,281
                                         -------
Total income...........................           $20,061,285
Expenses (Notes 1E and 3):
  Advisory fee.........................  1,937,648
  Shareholder servicing costs..........  545,147
  Distribution plan expenses - Class
    A..................................  287,850
  Distribution plan expenses - Class
    B..................................   16,818
  Reports and notices to
    shareholders.......................   60,897
  Professional fees....................   47,046
  Custodian fees.......................   23,622
  Other expenses.......................   38,338
                                         -------
Total expenses.........................  2,957,366
Less: Expenses waived or assumed.......  (290,138)
     Custodian fees paid indirectly....  (12,361)
                                         -------
Net expenses...........................           2,654,867
                                                  -------
Net investment income..................           17,406,418
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (Note 2)
Net realized loss on investments.......  (7,765,501)
Net unrealized appreciation of
  investments..........................  14,736,452
                                         -------
Net gain on investments................           6,970,951
                                                  -------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS......................           $24,377,369
                                                  -------
                                                  -------

                       See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS
FIRST INVESTORS HIGH YIELD FUND, INC.

-------------------------------------------------------------------
Year Ended December 31                           1996          1995
---------------------------------------  ------------  ------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income................  $ 17,406,418  $ 16,736,625
  Net realized loss on investments.....    (7,765,501)     (720,031)
  Net unrealized appreciation of
    investments........................    14,736,452    14,815,104
                                         ------------  ------------
    Net increase in net assets
      resulting from operations........    24,377,369    30,831,698
                                         ------------  ------------
DIVIDENDS TO SHAREHOLDERS
  Net investment income - Class A......   (17,643,461)  (17,039,142)
  Net investment income - Class B......      (171,377)      (37,544)
                                         ------------  ------------
    Total dividends....................   (17,814,838)  (17,076,686)
                                         ------------  ------------
CAPITAL SHARE TRANSACTIONS (a)
Class A:
  Proceeds from shares sold............    20,402,130    12,606,146
  Value of dividends reinvested........    13,062,488    12,721,081
  Cost of shares redeemed..............   (25,196,197)  (22,568,327)
                                         ------------  ------------
                                            8,268,421     2,758,900
                                         ------------  ------------
Class B:
  Proceeds from shares sold............     3,074,309       856,809
  Value of dividends reinvested........        88,770        16,473
  Cost of shares redeemed..............      (226,919)       (5,776)
                                         ------------  ------------
                                            2,936,160       867,506
                                         ------------  ------------
  Net increase from capital share
    transactions.......................    11,204,581     3,626,406
                                         ------------  ------------
    Net increase in net assets.........    17,767,112    17,381,418
NET ASSETS
  Beginning of year....................   187,780,509   170,399,091
                                         ------------  ------------
  End of year (including undistributed
    net investment income of $1,582,828
    and $1,991,248, respectively)......  $205,547,621  $187,780,509
                                         ------------  ------------
                                         ------------  ------------
(a)CAPITAL SHARES ISSUED AND REDEEMED
Class A:
  Sold.................................     3,871,810     2,473,148
  Issued for dividends reinvested......     2,471,711     2,489,075
  Redeemed.............................    (4,780,167)   (4,415,539)
                                         ------------  ------------
  Net increase in Class A capital
    shares outstanding.................     1,563,354       546,684
                                         ------------  ------------
                                         ------------  ------------
Class B:
  Sold.................................       581,031       167,832
  Issued for dividends reinvested......        16,742         3,176
  Redeemed.............................       (43,012)       (1,111)
                                         ------------  ------------
  Net increase in Class B capital
    shares outstanding.................       554,761       169,897
                                         ------------  ------------
                                         ------------  ------------

                       See notes to financial statements

NOTES TO FINANCIAL STATEMENTS
FIRST INVESTORS HIGH YIELD FUND, INC.

1. SIGNIFICANT ACCOUNTING POLICIES--The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The primary objective of the Fund is to seek high current income and secondarily to seek capital appreciation.

A. Security Valuation--Except as provided below, a security listed or traded on an exchange or the NASDAQ National Market System is valued at its last sale price on the exchange or system where the security is principally traded, and lacking any sales, the security is valued at the last bid price. Each security traded in the over-the-counter market (including securities listed on exchanges whose primary market is believed to be over-the-counter) is valued at the most recent bid price based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service. The pricing service uses quotations obtained from investment dealers or brokers and other available information in determining bid values. Short-term corporate notes which are purchased at a discount are valued at amortized cost. Securities for which market quotations are not readily available, and any other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Fund's officers in a manner specifically authorized by the Board of Directors.

Effective January 2, 1997, the Board of Directors approved a change in the pricing policy for certain securities. Each security traded in the over-the-counter market (including securities listed on exchanges whose primary market is believed to be over-the-counter) which had been valued at the last bid price, will be priced at the mean between the bid and asked prices.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of the Fund to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes. At December 31, 1996, the Fund had capital loss carryovers of $390,216,012 of which $107,418,334 expires in 1997, $166,492,834 in 1998, $109,407,948 in 1999, $1,762,042 in 2001, $135,416 in 2002, $593,956 in
2003, and $4,405,482 in 2004.

C. Distributions to Shareholders--Dividends to shareholders from net investment income are declared daily and paid monthly. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards and post October losses.

D. Use of Estimates--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

E. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Shares of stock received in lieu of cash dividends on certain preferred stock holdings are recognized as dividend income and recorded at the market value of the shares received. During the year ended December 31, 1996, the Fund recognized $288,727 of dividend income from these taxable "pay in kind" distributions. Interest income and estimated expenses are accrued daily. The Fund's custodian has provided credits in the amount of $12,361 against custodian charges based on the uninvested cash balances of the Fund.

2. SECURITIES TRANSACTIONS--For the year ended December 31, 1996, purchases and sales of securities, other than United States Government obligations and short-term corporate notes, aggregated $57,486,055 and $54,029,192, respectively.

At December 31, 1996, the cost of investments for federal income tax purposes was $195,209,050. Accumulated net unrealized appreciation on investments was $6,132,103, consisting of $10,372,886 gross unrealized appreciation and $4,240,783 gross unrealized depreciation.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES--Certain officers and directors of the Fund are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC"), its transfer agent, Administrative Data Management Corp. ("ADM"), and/or First Financial Savings Bank, S.L.A. ("FFS"), custodian of the Fund's individual retirement accounts. Officers and directors of the Fund received no remuneration from the Fund for serving in such capacities. Their remuneration (together with certain other expenses of the Fund) is paid by FIMCO or FIC.

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of 1% on the first $200 million of the Fund' average daily net assets, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. For the year ended December 31, 1996, FIMCO has voluntarily waived 15% of the fee.

For the year ended December 31, 1996, FIC, as underwriter, received $499,411 in commissions after allowing $284,181 to other dealers. Shareholder servicing costs included $344,444 in transfer agent fees paid to ADM, and $115,434 in custodian fees paid to FFS.

Pursuant to a Distribution Plan adopted under Rule 12b-1 of the 1940 Act, the Fund is authorized to pay FIC a fee in an amount up to .30% of the average net assets of the Class A shares and 1% of the average net assets of the Class B shares on an annualized basis each year, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of the Fund. However, pursuant to settlements entered into with various state regulators, the fee is limited to
 .15% for Class A and .85% for Class B until February 1, 1998. For the year ended December 31, 1996, this fee reduction amounted to $287,850 for Class A and $2,968 for Class B.

4. RULE 144A SECURITIES--Under Rule 144A, certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be resold to qualified institutional investors. At December 31, 1996, the Fund held fifteen 144A securities with an aggregate value of $21,047,910 representing 10.2% of the Fund's net assets. These securities are valued as set forth in Note 1A.

5. CONCENTRATION OF CREDIT RISK--The Fund's investment in high yield securities whether rated or

NOTES TO FINANCIAL STATEMENTS
FIRST INVESTORS HIGH YIELD FUND, INC.

unrated may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower yielding, higher rated, fixed income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

6. CAPITAL--The Fund sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 6.25% of the amount invested and together with the Class B shares are subject to 12b-1 fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than 12b-1 fees and certain other class expenses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Of the 500,000,000 shares originally authorized, the Fund has designated 250,000,000 shares as Class A and 250,000,000 shares as Class B.

FINANCIAL HIGHLIGHTS
FIRST INVESTORS HIGH YIELD FUND, INC.
The following table sets forth the per share operating performance for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for each year indicated.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                  Class A
                                         -----------------------------------------------------------------------------------------
Year Ended December 31                      1996     1995     1994     1993     1992     1991      1990     1989     1988     1987
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value,
  Beginning of Year....................  $  5.22  $  4.84  $  5.30  $  4.97  $  4.59  $  3.83  $   5.26  $  6.52  $  6.51  $  7.40
                                         -------  -------  -------  -------  -------  -------  --------  -------  -------  -------
Income from Investment Operations
  Net investment income................      .47      .47      .48      .47      .53      .53       .61      .78      .81      .81
  Net realized and unrealized gain
    (loss) on investments..............      .20      .39     (.46)     .34      .31      .75     (1.44)   (1.26)      --     (.87)
                                         -------  -------  -------  -------  -------  -------  --------  -------  -------  -------
    Total from Investment Operations...      .67      .86      .02      .81      .84     1.28      (.83)    (.48)     .81     (.06)
                                         -------  -------  -------  -------  -------  -------  --------  -------  -------  -------
Less Distributions from:
  Net investment income................      .49      .48      .48      .48      .46      .52       .60      .78      .80      .82
  Capital surplus......................       --       --       --       --       --       --        --       --       --      .01
                                         -------  -------  -------  -------  -------  -------  --------  -------  -------  -------
    Total Distributions................      .49      .48      .48      .48      .46      .52       .60      .78      .80      .83
                                         -------  -------  -------  -------  -------  -------  --------  -------  -------  -------
Net Asset Value,
  End of Year..........................  $  5.40  $  5.22  $  4.84  $  5.30  $  4.97  $  4.59  $   3.83  $  5.26  $  6.52  $  6.51
                                         -------  -------  -------  -------  -------  -------  --------  -------  -------  -------
                                         -------  -------  -------  -------  -------  -------  --------  -------  -------  -------
TOTAL RETURN (%) +.....................    13.35    18.43      .39    16.95    18.94    35.87    (17.25)   (8.07)   12.86    (1.38)
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year (in
  millions)............................     $202     $187     $170     $191     $192     $211      $297     $754     $637     $228
Ratio to Average Net Assets: (%)
  Expenses.............................     1.37     1.45     1.56     1.69     1.39     1.58      1.48     1.23     1.30     1.28
  Net investment income................     8.99     9.22     9.48     8.96    10.65    12.36     13.18    12.85    12.08    11.42
Ratio to Average Net Assets Before
  Expenses Waived: (%)
  Expenses.............................     1.52     1.55     1.59      N/A      N/A      N/A       N/A      N/A      N/A     1.30
  Net investment income................     8.84     9.12     9.44      N/A      N/A      N/A       N/A      N/A      N/A    11.40
Portfolio Turnover Rate (%)............       29       42       32       87       43       45        26       45       82       80


                                             Class B
                                         ----------------
                                                     1995
Year Ended December 31                      1996        *
------------------------------------------------------------------
PER SHARE DATA
Net Asset Value,
  Beginning of Year....................  $  5.23  $  4.84
                                         -------  -------
Income from Investment Operations
  Net investment income................      .44      .42
  Net realized and unrealized gain
    (loss) on investments..............      .18      .40
                                         -------  -------
    Total from Investment Operations...      .62      .82
                                         -------  -------
Less Distributions from:
  Net investment income................      .45      .43
  Capital surplus......................       --       --
                                         -------  -------
    Total Distributions................      .45      .43
                                         -------  -------
Net Asset Value,
  End of Year..........................  $  5.40  $  5.23
                                         -------  -------
                                         -------  -------
TOTAL RETURN (%) +.....................    12.41    17.40(a)
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year (in
  millions)............................       $4       $1
Ratio to Average Net Assets: (%)
  Expenses.............................     2.07     2.22(a)
  Net investment income................     8.28     8.45(a)
Ratio to Average Net Assets Before
  Expenses Waived: (%)
  Expenses.............................     2.22     2.32(a)
  Net investment income................     8.13     8.35(a)
Portfolio Turnover Rate (%)............       29       42

+ Calculated without sales charge
* For the period 1/12/95 (date Class B shares first offered) to 12/31/95
(a) Annualized

                       See notes to financial statements

INDEPENDENT AUDITOR'S REPORT

To the Shareholders and Board of Directors of First Investors High Yield Fund, Inc.

We have audited the accompanying statement of assets and liabilities of First Investors High Yield Fund, Inc., including the portfolio of investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors High Yield Fund, Inc. at December 31, 1996, and the results of its operations, changes in its net assets and financial highlights for the years presented, in conformity with generally accepted accounting principles.

                                                                     [LOGO]

Philadelphia, Pennsylvania
January 31, 1997

FIRST INVESTORS HIGH YIELD FUND, INC.

DIRECTORS
-------------------------------------------

JAMES J. COY

ROGER L. GRAYSON

GLENN O. HEAD

KATHRYN S. HEAD

REX R. REED

HERBERT RUBINSTEIN

JAMES M. SRYGLEY

JOHN T. SULLIVAN

ROBERT F. WENTWORTH

OFFICERS
-------------------------------------------

GLENN O. HEAD
President

GEORGE V. GANTER
Vice President

CONCETTA DURSO
Vice President and Secretary

JOSEPH I. BENEDEK
Treasurer

CAROL LERNER BROWN
Assistant Secretary

GREGORY R. KINGSTON
Assistant Treasurer

MARK S. SPENCER
Assistant Treasurer

SHAREHOLDER INFORMATION
-------------------------------------------
INVESTMENT ADVISER
FIRST INVESTORS
MANAGEMENT COMPANY, INC.
95 Wall Street
New York, NY 10005

UNDERWRITER
FIRST INVESTORS CORPORATION
95 Wall Street
New York, NY 10005

CUSTODIAN
THE BANK OF NEW YORK
48 Wall Street
New York, NY 10286

TRANSFER AGENT
ADMINISTRATIVE DATA
MANAGEMENT CORP.
581 Main Street
Woodbridge, NJ 07095-1198

LEGAL COUNSEL
KIRKPATRICK & LOCKHART LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

AUDITORS
TAIT, WELLER & BAKER
Two Penn Center Plaza
Philadelphia, PA 19102

It is the Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.

FIRST
INVESTORS
HIGH YIELD
FUND, INC.

ANNUAL
REPORT



DECEMBER 31, 1996


Vertically reading from bottom to top in the center of the page the words "FIRST INVESTORS" appear.

The following appears in a box to the left of the above language:

First Investors Logo (as described above)

NEED SERVICE?

If you have questions about your account...or would like information regarding other products or services...please contact your representative or call our Shareholder Services Department at...

(800) 423-4026

The following appears in a box within the above box:

Our business is...putting investors first

The following appears on the bottom lefthand side:


FIHY150